Basic and Diluted Earnings Per Share (Details)	12 Months Ended
Jun. 30, 2024 shares
Convertible Notes [Member]
Basic and Diluted Earnings Per Share [Line Items]
Potentially excluded from the computation of diluted EPS	208,932